Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities
Net income (loss)	$ 14,462	$ 8,284	$ (2,321)
Adjustments to the profit or loss items:
Depreciation and amortization	13,808	12,714	12,155
Financial expense, net	6,717	1,635	6,791
Cost of share-based payment	874	1,314	1,153
Taxes on income	(1,128)	145	62
Loss (gain) from sale of property and equipment	11	(5)
Change in employee benefit liabilities, net	52	(125)	(111)
Adjustments to the profit or loss items	20,334	15,678	20,050
Changes in asset and liability items:
Decrease (increase) in trade receivables, net	(1,977)	7,835	7,603
Decrease (increase) in other accounts receivables	593	(1,150)	(578)
Decrease (increase) in inventories	9,659	(19,694)	(1,361)
Decrease (increase) in contract asset	476	2,814	(1,340)
Increase (decrease) in trade payables	1,226	(8,885)	7,055
Increase in other accounts payables	1,413	765	290
Increase (decrease) in deferred revenues	23	113	(20)
Total Changes in asset and liability	11,413	(18,202)	11,649
Cash (paid) received during the year for:
Interest paid	(594)	(1,228)	(853)
Interest received	2,118		97
Taxes paid	(139)	(217)	(36)
Cash (paid) received during the year	1,385	(1,445)	(792)
Net cash provided by operating activities	47,594	4,315	28,586
Cash Flows from Investing Activities
Purchase of property and equipment and intangible assets	(10,740)	(5,850)	(3,784)
Proceeds from sale of property and equipment	1	7
Net cash used in investing activities	(10,739)	(5,843)	(3,784)
Cash Flows from Financing Activities
Proceeds from exercise of share base payments	7	4	9
Proceeds from issuance of ordinary shares, net		58,231
Repayment of lease liabilities	(1,251)	(850)	(1,098)
Repayment of long-term loans		(17,407)	(2,628)
Repayment of other long-term liabilities	(12,667)	(17,300)	(5,626)
Net cash provided by (used in) financing activities	(13,911)	22,678	(9,343)
Exchange differences on balances of cash and cash equivalent	(150)	233	212
Increase in cash and cash equivalents	22,794	21,383	15,671
Cash and cash equivalents at the beginning of the year	55,641	34,258	18,587
Cash and cash equivalents at the end of the year	78,435	55,641	34,258
Significant non-cash transactions
Right-of-use asset recognized with corresponding lease liability	3,304	6,546	551
Purchase of property and equipment in credit	$ 1,955	$ 646	$ 618